Nature of operations and summary of significant accounting policies (Cost Reduction Initiatives) (Detail) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 21, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Cost reduction initiatives expense	$ 6
Predecessor
Restructuring Cost and Reserve [Line Items]
Cost reduction initiatives expense		$ 629	$ 3,125	$ 2,879	$ 10,028	$ 0
One-time Severance and Termination Benefits
Restructuring Cost and Reserve [Line Items]
Cost reduction initiatives expense	1
One-time Severance and Termination Benefits | Predecessor
Restructuring Cost and Reserve [Line Items]
Cost reduction initiatives expense		608	3,036	2,772	7,757
Professional Fees
Restructuring Cost and Reserve [Line Items]
Cost reduction initiatives expense	$ 5
Professional Fees | Predecessor
Restructuring Cost and Reserve [Line Items]
Cost reduction initiatives expense		$ 21	$ 89	$ 107	$ 2,271